SCHEDULE OF RIGHT-OF-USE ASSETS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Right-of-use Assets And Operating Lease Liabilities
Office and warehouse lease	$ 702,888	$ 702,888	$ 702,888
Less: Accumulated amortization	(365,852)	(330,437)	(195,182)
Right-of-use assets, net	$ 337,036	$ 372,451	$ 507,706